INVESTMENTS IN AFFILIATES (Restated) - Ownership Percentage (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity method investments:
Investments, ownership percentage	100.00%
Golar Partners
Equity method investments:
Participation in equity method investment	30.70%	41.40%
Investments, ownership percentage	30.70%	41.40%
Percentage of IDRs	100.00%	100.00%
The Cool Pool Limited (Pool Manager)
Equity method investments:
Participation in equity method investment	33.00%	0.00%
Egyptian Company for Gas Services S.A.E (ECGS)
Equity method investments:
Participation in equity method investment	50.00%	50.00%
Golar Wilhelmsen Management AS (Golar Wilhelmsen)
Equity method investments:
Participation in equity method investment	100.00%	60.00%